OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
OTHER EXPENSES
Schedule of other expenses

	Years ended December 31,
	2024 $	2023 $
Loss on disposal of property, plant, and equipment	348	209
Other expenses	12,231	18,665
	12,579	18,874